Warrants	12 Months Ended
Jun. 30, 2024
Warrants
Warrants

5. Warrants

During the fiscal year June 30, 2024, the Company has issued 30,000 warrants on a net basis, and 5,645,455 warrants, respectively, to the IPO underwriter and the Convertible Notes noteholder. All of the warrants were fully converted into shares during the fiscal year June 30, 2024. They were all converted based on cashless basis, and converted into 19,750 shares and 4,892,727 shares respectively. The warrants are detailed as follows:

	Number of warrants	Weighted-Average Exercise Price	Weighted Average Contractual Term (in years)

Outstanding as June 30, 2023	-	$-	-
Granted	5,675,455	1.08	5.0
Exercised	(5,675,455)	-	-
Outstanding as June 30, 2024	-	$-	-

The fair value of each warrant on the date of grant is estimated using the Black-Scholes option valuation model. The following weighted-average assumptions were used for warrants granted during the year ended June 30, 2024: exercise price of $1.0560, expected term of five years, expected average volatility of 27.76%, no expected dividend yield, and risk-free interest rate of 3.84%.